UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:811-8519

Federated Core Trust
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(Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
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(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
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(Name and address of agent for service)

Registrant's telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2006 - 6/30/2007


======================== HIGH YIELD BOND PORTFOLIO =========================


VIRGIN MEDIA INC.

Ticker:       VMED           Security ID:  92769L101
Meeting Date: MAY 16, 2007   Meeting Type: Annual
Record Date:  APR 10, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jeffrey D. Benjamin        For       For        Management
1.2   Elect Director David Elstein              For       For        Management
1.3   Elect Director Gordon McCallum            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Non-qualified Employee Stock      For       Against    Management
      Purchase Plan

======================== FEDERATED GOVERNMENT POOL =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND ====

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED MORTGAGE CORE PORTFOLIO ============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED PRIME POOL============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.


                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                         Federated Core Trust




By (Signature and Title)            /s/ John B. Fisher
                                    John B. Fisher
                                    Principal Executive Officer and President


Date:  August 20, 2007